Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of December 31
	2022	2023
	RMB	RMB

Bikes and e-bikes	9,966,031	8,255,615
Vehicles	3,022,763	1,923,551
Computers and equipment	4,145,016	4,302,574
Leasehold improvement	707,947	636,728
Construction in progress	170,785	286,326
Others	35,173	32,591
Total	18,047,715	15,437,385
Less: Accumulated depreciation	(10,305,649)	(9,850,875)
Less: Accumulated impairment loss	(2,023,742)	(1,256,338)
Property and equipment, net	5,718,324	4,330,172